UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21668

Cohen & Steers Dividend Value Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2008

Item 1. Schedule of Investments

COHEN & STEERS DIVIDEND VALUE FUND, INC.

SCHEDULE OF INVESTMENTS
November 30, 2008 (Unaudited)

	Number
	of Shares	Value

COMMON STOCK 94.0%
BASIC MATERIALS 2.0%
Alcoa	28,000	$301,280
Archer-Daniels-Midland Co.	21,300	583,194
Dow Chemical Co.	20,000	371,000
Holcim Ltd. (Switzerland)(a)	13,800	614,270
Praxair	4,400	259,820
		2,129,564
CONSUMER—CYCLICAL 5.4%
APPAREL 1.1%
Nike	21,300	1,134,225

MEDIA 0.9%
The Walt Disney Co.	45,300	1,020,156

RETAIL 2.8%
Hennes & Mauritz AB (Sweden)(a)	11,100	411,309
Nordstrom	25,500	289,935
Wal-Mart de Mexico SA de CV (ADR) (Mexico)	18,200	501,823
Wal-Mart Stores	33,300	1,860,804
		3,063,871
TOYS/GAMES/HOBBIES 0.6%
Mattel	43,800	598,746
TOTAL CONSUMER—CYCLICAL		5,816,998

CONSUMER—NON-CYCLICAL 10.9%
AGRICULTURE 3.2%
Altria Group	137,700	2,214,216
Monsanto Co.	15,400	1,219,680
		3,433,896
BEVERAGE 0.4%
Diageo PLC (ADR) (United Kingdom)	8,200	462,234

COSMETICS/PERSONAL CARE 2.9%
Procter & Gamble Co.	48,800	3,140,280

	Number
	of Shares	Value

RESTAURANT 2.7%
McDonald’s Corp.	50,100	$2,943,375

RETAIL 1.7%
Costco Wholesale Corp.	9,300	478,671
Shoppers Drug Mart Corp. (Canada)	38,200	1,373,247
		1,851,918
TOTAL CONSUMER— NON-CYCLICAL		11,831,703

ENERGY 13.6%
OIL & GAS 10.8%
Apache Corp.	13,600	1,051,280
Chevron Corp.	20,700	1,635,507
CNOOC Ltd. (Hong Kong)(a)	477,000	391,048
Devon Energy Corp.	20,700	1,497,438
Exxon Mobil Corp.	38,900	3,117,835
Marathon Oil Corp.	44,000	1,151,920
Petro-Canada (Canada)	30,300	759,015
Total SA (France)(a)	38,400	2,016,733
		11,620,776
OIL & GAS SERVICES 2.8%
Schlumberger Ltd.	41,400	2,100,636
Transocean(b)	14,468	967,620
		3,068,256
TOTAL ENERGY		14,689,032

FINANCIAL 20.6%
BANK 6.4%
Bank of America Corp.	80,300	1,304,875
Bank of New York Mellon Corp.	52,700	1,592,067
HSBC Holdings PLC (ADR) (United Kingdom)	3,900	212,043
US Bancorp	83,600	2,255,528
Wells Fargo & Co.	54,100	1,562,949
		6,927,462

	Number of Shares	Value

DIVERSIFIED FINANCIAL SERVICE 4.3%
BlackRock	14,200	$1,785,082
Franklin Resources	14,500	880,875
Goldman Sachs Group	2,400	189,576
JPMorgan Chase & Co.	55,900	1,769,794
		4,625,327
INSURANCE 9.9%
ACE Ltd.	43,900	2,293,775
Aflac	56,300	2,606,690
Allstate Corp.	47,300	1,203,312
HCC Insurance Holdings	95,500	2,226,105
MetLife	83,900	2,412,964
		10,742,846
TOTAL FINANCIAL		22,295,635

HEALTH CARE 12.7%
HEALTHCARE PRODUCTS 6.4%
Becton Dickinson & Co.	28,700	1,823,311
Johnson & Johnson	47,900	2,805,982
Medtronic	74,700	2,279,844
		6,909,137
PHARMACEUTICAL 6.3%
Abbott Laboratories	57,400	3,007,186
Pfizer	82,900	1,362,047
Teva Pharmaceutical Industries Ltd. (ADR) (Israel)	57,100	2,463,865
		6,833,098
TOTAL HEALTH CARE		13,742,235

INDUSTRIAL 9.1%
AEROSPACE & DEFENSE 6.0%
Boeing Co.	24,100	1,027,383
General Dynamics Corp.	42,100	2,175,307
L-3 Communications Holdings	17,600	1,182,192

	Number
	of Shares	Value

Lockheed Martin Corp.	27,500	$2,120,525
		6,505,407
DIVERSIFIED MANUFACTURING 1.5%
General Electric Co.	89,900	1,543,583

TRANSPORTATION 1.6%
Norfolk Southern Corp.	12,400	613,428
United Parcel Service	19,700	1,134,720
		1,748,148
TOTAL INDUSTRIAL		9,797,138

REAL ESTATE 1.3%
OFFICE 1.0%
Alexandria Real Estate Equities	4,800	212,544
Corporate Office Properties Trust	17,200	511,012
Hongkong Land Holdings Ltd. (USD) (Singapore)(a)	141,000	339,628
		1,063,184
SELF STORAGE 0.2%
Public Storage	2,500	174,725

SHOPPING CENTER— REGIONAL MALL 0.1%
Simon Property Group	3,100	147,250
TOTAL REAL ESTATE		1,385,159

TECHNOLOGY 8.4%
COMPUTERS 1.6%
Garmin Ltd.	17,500	298,900
International Business Machines Corp.	11,500	938,400
Seagate Technology	128,500	540,985
		1,778,285
SEMICONDUCTORS 1.8%
Intel Corp.	68,500	945,300
Microchip Technology	56,700	1,048,950
		1,994,250

	Number
	of Shares	Value

SOFTWARE 2.0%
Microsoft Corp.	107,100	$2,165,562

TELECOMMUNICATION EQUIPMENT 3.0%
Corning	103,200	929,832
Harris Corp.	45,300	1,580,064
QUALCOMM	20,200	678,114
		3,188,010
TOTAL TECHNOLOGY		9,126,107

TELECOMMUNICATIONS 3.9%
AT&T	73,600	2,102,016
China Mobile Ltd. (ADR) (Hong Kong)	11,400	522,462
Verizon Communications	47,700	1,557,405
		4,181,883
UTILITY 6.1%
ELECTRIC—INTEGRATED 4.9%
E.ON AG (ADR) (Germany)	29,300	1,021,105
Exelon Corp.	22,500	1,264,725
FPL Group	61,300	2,988,988
		5,274,818
MULTI UTILITIES 1.2%
Sempra Energy	29,300	1,367,431
TOTAL UTILITY		6,642,249

TOTAL COMMON STOCK (Identified cost—$130,232,399)		101,637,703

SHORT-TERM INVESTMENTS 4.8%
MONEY MARKET FUNDS
Dreyfus Treasury Cash Management Fund, 0.35%(c)	200,100	200,100
Federated U.S. Treasury Cash Reserves Fund, 0.56%(c)	4,303,944	4,303,944

		Number
		of Shares	Value

Fidelity Institutional Money Market Treasury Only Fund, 0.68%(c)		700,000	$700,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$5,204,044)			5,204,044

TOTAL INVESTMENTS (Identified cost—$135,436,443)	98.8%		106,841,747

OTHER ASSETS IN EXCESS OF LIABILITIES	1.2%		1,301,159

NET ASSETS	100.0%		$108,142,906

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the fund.

(a) Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the fund’s Board of Directors. Aggregate fair value securities represent 3.5% of net assets.

(b) Non-income producing security.

(c) Rate quoted represents the seven day yield of the Fund.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Portfolio securities primarily traded on foreign markets are generally valued at the closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective March 1, 2008. In accordance with FAS 157, fair value is defined as the price that the fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

• Level 1—quoted prices in active markets for identical investments

• Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008 in valuing the fund’s investments carried at value:

Fair Value Measurements at November 30, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$106,841,747	$97,864,715	$8,977,032	$—

Note 2. Income Tax Information

As of November 30, 2008, the federal tax cost and net unrealized depreciation were as follows:

Gross unrealized appreciation	$737,134
Gross unrealized depreciation	(29,331,830)
Net unrealized depreciation	$(28,594,696)

Cost for federal income tax purposes	$135,436,443

Item 2. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

By:	/s/ Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: January 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
Name: Adam M. Derechin		Name: James Giallanza
Title: President and principal executive officer		Title: Treasurer and principal financial officer

Date: January 26, 2009